Cash and Deposits with Banks - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Reserves funds required to be maintained by the SMBC Group	¥ 1,983,987	¥ 2,102,543	¥ 1,948,949